Financial risk management objectives and policies - Other financial assets (Details) $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Disclosure Of financial risk management objectives and policies
Amount invested in AAA-rated liquidity funds	$ 1,149
Number of liquidity funds rated 'AAA' | item		5
Maximum percentage of fund value invested within each individual fund	10.00%
Investements in short-term repurchase agreements	$ 1,150	$ 950	$ 1,050
Collateral on short-term repurchase agreements	1,151	951	1,098
Cash collateral on financial derivatives	513	322	451
Cash collateral posted by the group	$ 0	$ 80	$ 0